STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended
Jul. 31, 2021
Equity [Abstract]
SUMMARY OF STOCKHOLDERS EQUITY

A summary of the changes in stockholders’ equity for the three and nine months ended July 31, 2021 and 2020 is presented below (in thousands, except share data):

	Preferred Stock		Common Stock		Additional Paid-In	Accumulated	Total Shareholders’
	Shares	Amount	Shares	Amount	Capital	Deficit	Equity
Balance at November 1, 2019	-	$-	50,201,671	$50	$423,750	$(384,269)	$39,531
Stock-based compensation	-	-	2,957	-	242	-	242
Advaxis public offerings, net of offering costs	-	-	10,000,000	10	9,618	-	9,628
Warrant exercises	-	-	26,416	-	2	-	2
Issuance of shares to employees under ESPP Plan	-	-	5,555	-	2	-	2
Net Loss	-	-	-	-	-	(7,857)	(7,857)
Balance at January 31, 2020	-	$-	60,236,599	$60	$433,614	$(392,126)	$41,548
Stock-based compensation	-	-	5,651	-	210	-	210
Warrant exercises	-	-	7,500	-	-	-	-
Issuance of shares to employees under ESPP Plan	-	-	2,694	-	2	-	2
Net Loss	-	-	-	-	-	(6,323)	(6,323)
Balance at April 30, 2020	-	$-	60,252,444	$60	$433,826	$(398,449)	$35,437
Stock-based compensation	-	-	-	-	255	-	255
Tax withholdings paid on equity awards	-	-	-	-	(1)	-	(1)
Tax shares sold to pay for tax withholdings on equity awards	-	-	-	-	1	-	1
Issuance of shares to employees under ESPP Plan	-	-	2,899	-	2	-	2
At-the-market shares issued, net of offering costs	-	-	1,375,337	1	956	-	957
Commitment fee shares issued for equity line	-	-	1,084,266	1	643	-	644
Net Loss	-	-	-	-	-	(5,829)	(5,829)
Balance at July 31, 2020	-	$-	62,714,946	$62	$435,682	$(404,278)	$31,466

	Preferred Stock		Common Stock		Additional Paid-In	Accumulated	Total Shareholders’
	Shares	Amount	Shares	Amount	Capital	Deficit	Equity
Balance at November 1, 2020	-	$-	78,074,023	$78	$440,840	$(410,738)	$30,180
Stock-based compensation	-	-	-	-	236	-	236
Advaxis public offerings, net of offering costs	-	-	30,666,665	31	8,519	-	8,550
Warrant exercises	-	-	7,390,000	7	2,579	-	2,586
Net Loss	-	-	-	-	-	(3,977)	(3,977)
Balance at January 31, 2021	-	$-	116,130,688	$116	$452,174	$(414,715)	$37,575
Stock-based compensation	-	-	5,888	-	215	-	215
Stock option exercises	333	-	-	-	-	-	-
Advaxis public offerings, net of offering costs	-	-	18,463,448	19	13,664	-	13,683
Warrant exercises	-	-	11,037,435	11	1,174	-	1,185
Issuance of shares to employees under ESPP Plan	-	-	1,000	-	-	-	-
Net Loss	-	-	-	-	-	(5,107)	(5,107)
Balance at April 30, 2021	-	$-	145,638,459	$146	$467,227	$(419,822)	$47,551
Stock-based compensation	-	-	-	-	60	-	60
Net Loss	-	-	-	-	-	(3,334)	(3,334)
Balance at July 31, 2021	-	$-	145,638,459	$146	$467,287	$(423,156)	$44,277